Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	FASTENAL CO
Entity Incorporation, State or Country Code	MN
Entity File Number	0-16125
Entity Tax Identification Number	41-0948415
Entity Address, Address Line One	2001 Theurer Boulevard
Entity Address, City or Town	Winona
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55987-1500
City Area Code	507
Local Phone Number	454-5374
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	FAST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000815556
Amendment Flag	false